DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 5,962,507		$ 6,114,350		$ 6,562,187
Social security taxes	1,209,356		1,243,670		1,222,911
Compensation to Directors and Supervisory Committee	63,755		60,436		66,843
Professional services fees	511,324		477,404		992,795
Technical operator assistance fees	2,181,985		2,159,162		2,352,434
Materials	822,076		683,822		796,845
Third parties services	726,165		782,044		895,680
Telecommunications and post expenses	48,753		71,577		92,079
Rents	31,379		38,033		89,920
Transports and freight	255,090		236,569		238,343
Easements	182,460		148,593		188,932
Offices supplies	19,831		13,670		27,395
Travels expenses	56,179		103,124		272,248
Insurance	437,480		386,256		198,092
Property, plant and equipment maintenance	4,011,920		2,826,307		5,274,937
Depreciation of property, plant and equipment	9,610,783		9,299,865		7,594,226
Taxes and contributions	5,356,249		4,533,369		6,255,346
Advertising	53,158		129,805		185,225
Doubtful accounts	(66,591)		143,496		5,004
Banks expenses	11,982		35,824		39,677
Interests expense	4,468,022		5,069,041		5,157,490
Foreign exchange loss	12,443,627		22,393,825		32,131,915
Capitalized financial costs	0		0		(916,898)
Costs of services rendered to third parties	57,472		164,024		28,078
Other expenses	149,460		81,049		272,701
Total	48,604,422		57,195,315		70,024,404
Tax on exports	1,575,910		635,724		1,733,163
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	2,580,747		2,737,746		3,006,783
Social security taxes	537,899		535,986		558,138
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	36,077		52,098		31,612
Technical operator assistance fees	381,998		889,725		1,595,035
Materials	272,813		247,949		348,136
Third parties services	340,084		355,546		369,962
Telecommunications and post expenses	9,623		20,133		26,623
Rents	14,509		15,239		26,133
Transports and freight	147,577		140,247		150,010
Easements	171,468		132,186		179,533
Offices supplies	6,992		4,660		8,258
Travels expenses	31,286		46,362		134,592
Insurance	254,192		221,742		96,809
Property, plant and equipment maintenance	3,387,369		2,429,955		4,588,739
Depreciation of property, plant and equipment	6,450,418		6,373,039		5,841,477
Taxes and contributions	929,080		763,375		686,707
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0		0
Costs of services rendered to third parties	0		0		0
Other expenses	53,426		33,935		162,831
Total	15,605,558		14,999,923		17,811,378
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	1,993,744		1,910,040		1,958,803
Social security taxes	421,436		382,148		350,378
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	53,385		20,074		510,954
Technical operator assistance fees	1,799,987		1,269,437		757,399
Materials	549,239		435,873		448,709
Third parties services	345,773		396,534		457,969
Telecommunications and post expenses	9,399		15,884		12,528
Rents	8,431		7,826		43,443
Transports and freight	103,381		92,443		83,329
Easements	10,992		16,407		9,399
Offices supplies	4,354		1,944		4,747
Travels expenses	10,851		30,146		73,845
Insurance	153,008		137,381		78,295
Property, plant and equipment maintenance	582,634		347,456		613,203
Depreciation of property, plant and equipment	2,503,669		2,412,773		1,433,088
Taxes and contributions	38,404		39,366		50,291
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0		0
Costs of services rendered to third parties	57,472		164,024		28,078
Other expenses	81,645		33,175		90,163
Total	8,727,804		7,712,931		7,004,621
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	1,063,760		1,119,353		1,242,364
Social security taxes	175,402		250,317		240,539
Compensation to Directors and Supervisory Committee	63,755		60,436		66,843
Professional services fees	401,145		363,937		384,210
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	40,308		29,117		50,315
Telecommunications and post expenses	25,036		31,373		49,219
Rents	7,985		13,822		18,264
Transports and freight	3,959		3,879		5,004
Easements	0		0		0
Offices supplies	7,604		6,654		10,650
Travels expenses	11,483		22,809		56,182
Insurance	30,280		27,112		13,133
Property, plant and equipment maintenance	41,917		48,896		72,995
Depreciation of property, plant and equipment	656,696		514,053		319,661
Taxes and contributions	16,636		1,929		8,021
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	11,982		35,824		39,677
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0		0
Costs of services rendered to third parties	0		0		0
Other expenses	6,858		10,523		12,749
Total	2,564,806		2,540,034		2,589,826
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	324,256		347,211		354,237
Social security taxes	74,619		75,219		73,856
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	20,717		41,295		66,019
Technical operator assistance fees	0		0		0
Materials	24		0		0
Third parties services	0		847		17,434
Telecommunications and post expenses	4,695		4,187		3,709
Rents	454		1,146		2,080
Transports and freight	173		0		0
Easements	0		0		0
Offices supplies	881		412		3,740
Travels expenses	2,559		3,807		7,629
Insurance	0		21		9,855
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	4,372,129	[1]	3,728,699	[2]	5,510,327	[3]
Advertising	53,158		129,805		185,225
Doubtful accounts	(66,591)		143,496		5,004
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs			0		0
Costs of services rendered to third parties	0		0		0
Other expenses	7,531		3,416		6,958
Total	4,794,605		4,479,561		6,246,073
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	4,468,022		5,069,041		5,157,490
Foreign exchange loss	12,443,627		22,393,825		32,131,915
Capitalized financial costs			0		(916,899)
Costs of services rendered to third parties	0		0		0
Other expenses	0		0		0
Total	$ 16,911,649		$ 27,462,866		$ 36,372,506

[1]	Includes tax on exports for Ps. 1,575,910 for the year ended December 31, 2021.
[2]	Includes tax on exports of Ps. 635,724 for the year ended December 31, 2020.
[3]	Includes tax on exports for Ps. 1,733,163 for the year ended December 31, 2019.